Property & Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	October 31, 2022	October 31, 2021
At Cost:
Equipment	73,415	74,114
Motor vehicles	340,462	371,436
Leasehold Improvement	502,969	30,397
Furniture and fixtures	9,054	8,998
	925,900	484,945

Less: Accumulated depreciation	284,542	111,837
Total, net	641,358	373,108